Consolidated Balance Sheet - NZD ($) $ in Thousands	Jul. 31, 2019	Jan. 31, 2019
Current assets
Cash and cash equivalents	$ 1,522	$ 1,962
Trade and other receivables	5,693	9,650
Inventories	17,962	21,120
Current tax receivable	240	215
Related party receivable		282
Total current assets	25,417	33,229
Non-current assets
Property, plant and equipment	4,191	3,763
Right-of-use assets	25,683
Deferred tax assets		692
Intangible assets	32,431	37,864
Total non-current assets	62,305	42,319
Total assets	87,722	75,548
Current liabilities
Trade and other payables	25,118	35,545
Borrowings	25,975	20,967
Lease liabilities	7,921
Foreign currency derivative financial instruments		1,484
Provisions	863	921
Related party payable	2,651	3,738
Total current liabilities	62,528	62,655
Non-current liabilities
Provisions	1,517	2,372
Lease liabilities	19,659
Total non-current liabilities	21,179	2,372
Total liabilities	83,704	65,027
Net assets	4,018	10,519
Equity
Share capital	155,536	134,183
Other reserves	(499)	(2,013)
Accumulated losses	(151,019)	(121,651)
Total equity	$ 4,018	$ 10,519